Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Summary of Company's Capital Structure
At December 31, 2018 and 2017, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2018	2017
Long-term debt payable within one year	731	752
Short-term notes payable	1,252	926
Less: cash and cash equivalents	(483)	(25)
	1,500	1,653

Long-term debt	9,978	9,315
Convertible debentures	489	487
Preferred shares	418	418
Common shares	5,643	5,631
Retained earnings	3,459	4,090
Total capital	21,487	21,594